UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-00750

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds II

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2016

Item 1. Schedule of Investments.

Schedule of investments
Delaware Value® Fund	February 29, 2016 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 98.64%
Consumer Discretionary – 5.93%
Johnson Controls	8,166,781	$297,760,835
Lowe’s	4,372,666	295,286,135
		593,046,970
Consumer Staples – 12.21%
Archer-Daniels-Midland	8,808,237	307,935,965
CVS Health	3,087,902	300,051,437
Kraft Heinz	4,035,862	310,842,091
Mondelez International	7,454,760	302,141,423
		1,220,970,916
Energy – 12.84%
California Resources	414,702	233,104
Chevron	3,551,324	296,322,474
ConocoPhillips	8,836,184	298,928,105
Halliburton	9,770,999	315,407,848
Marathon Oil	8,372,252	68,736,189
Occidental Petroleum	4,411,722	303,614,708
		1,283,242,428
Financials – 12.13%
Allstate	4,860,319	308,435,844
Bank of New York Mellon	8,478,974	300,070,890
BB&T	9,056,123	291,244,916
Marsh & McLennan	5,478,887	312,570,503
		1,212,322,153
Healthcare – 21.19%
Baxalta	8,205,105	316,060,645
Cardinal Health	3,671,144	299,932,465
Express Scripts Holding †	4,292,275	302,090,315
Johnson & Johnson	2,909,212	306,078,194
Merck	5,955,142	299,007,680
Pfizer	9,975,758	295,980,740
Quest Diagnostics @	4,486,285	298,472,541
		2,117,622,580
Industrials – 9.15%
Northrop Grumman	1,597,932	307,154,489
Raytheon	2,437,034	301,826,661
Waste Management	5,478,099	305,951,829
		914,932,979
Information Technology – 12.29%
CA @	10,529,977	308,423,026
Cisco Systems	12,499,247	327,230,286
Intel	10,119,733	299,442,899

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Schedule of investments
Delaware Value® Fund (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock (continued)
Information Technology (continued)
Xerox	30,482,536	$292,937,171
		1,228,033,382
Materials – 3.31%
EI du Pont de Nemours	5,433,104	330,713,040
		330,713,040
Telecommunications – 6.29%
AT&T	8,460,008	312,597,296
Verizon Communications	6,234,233	316,262,640
		628,859,936
Utilities – 3.30%
Edison International	4,833,398	329,444,408
		329,444,408
Total Common Stock (cost $9,147,909,143)		9,859,188,792

	Principal amount°
Short-Term Investments – 1.17%
Discount Notes – 0.77%≠
Federal Home Loan Bank
0.18% 3/7/16	8,538,435	8,538,051
0.19% 3/22/16	6,514,268	6,513,239
0.295% 3/2/16	1,779,523	1,779,509
0.31% 3/9/16	2,834,736	2,834,565
0.31% 3/14/16	16,550,188	16,548,566
0.32% 4/13/16	3,577,877	3,576,532
0.33% 4/22/16	7,554,327	7,550,890
0.335% 5/2/16	7,891,298	7,886,674
0.37% 4/15/16	2,199,553	2,198,687
0.375% 4/21/16	1,170,411	1,169,889
0.375% 5/18/16	8,380,580	8,374,404
0.387% 5/27/16	10,526,735	10,518,082
		77,489,088
Repurchase Agreements – 0.40%
Bank of America Merrill Lynch
0.24%, dated 2/29/16, to be repurchased on 3/1/16,
repurchase price $12,105,961 (collateralized by U.S.
government obligations 0.00%
11/15/18–5/15/26; market value $12,347,997)	12,105,880	12,105,880
Bank of Montreal
0.28%, dated 2/29/16, to be repurchased on 3/1/16,
repurchase price $20,176,623 (collateralized by
U.S. government obligations 0.00%–8.75%
4/15/16–2/15/44; market value $20,580,003)	20,176,466	20,176,466

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(Unaudited)

	Principal amount°	Value (U.S. $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas
0.29%, dated 2/29/16, to be repurchased on 3/1/16,
repurchase price $7,666,715 (collateralized by
U.S. government obligations 0.00%–4.50%
10/31/19–2/15/43; market value $7,819,993)	7,666,654	$7,666,654
		39,949,000
Total Short-Term Investments (cost $117,436,074)		117,438,088

Total Value of Securities – 99.81%
(cost $9,265,345,217)		9,976,626,880

Receivables and Other Assets Net of Liabilities – 0.19%		18,907,182
Net Assets Applicable to 591,966,900 Shares Outstanding – 100.00%		$9,995,534,062

@	Illiquid security. At Feb. 29, 2016, the aggregate value of illiquid securities was $606,895,567, which represents 6.07% of the Fund’s net assets.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

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Notes
Delaware Value® Fund	February 29, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Equity Funds II (Trust) - Delaware Value Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At Feb. 29, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Feb. 29, 2016, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$9,265,345,217
Aggregate unrealized appreciation of investments	$1,434,553,886
Aggregate unrealized depreciation of investments	(723,272,223)
Net unrealized appreciation of investments	$711,281,663

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

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(Unaudited)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Feb. 29, 2016:

Securities	Level 1	Level 2	Total
Common Stock	$9,859,188,792	$—	$9,859,188,792
Short-Term Investments	—	117,438,088	117,438,088
Total Value of Securities	$9,859,188,792	$117,438,088	$9,976,626,880

During the period ended Feb. 29, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Feb. 29, 2016, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Feb. 29, 2016 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

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Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: